Cover Page - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	TUNGRAY TECHNOLOGIES INC
Entity Central Index Key	0001943444
Entity File Number	001-41998
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	#02-01
Entity Address, Address Line Two	31 Mandai Estate
Entity Address, Address Line Three	Innovation Place Tower 4
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	729933
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	TRSG
Security Exchange Name	NASDAQ
Auditor Name	Marcum Asia CPAs LLP	Friedman LLP
Auditor Location	New York, New York	New York, New York
Auditor Firm ID	5395	711
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	true
Amendment Description	This Amendment No. 1 Annual Report on Form 20-F/A (the “Amendment”) is being filed by Tungray Technologies Inc (the “Company,” “we,” “our,” or “us”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2023, originally filed with the U.S. Securities Exchange Commission on April 26, 2024 (the “Original Filing”). The Company is filing this Amendment to revise and correct certain material misstatements identified in its previously issued consolidated financial statements as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021. In the financial statements included in the Original Filing, a) the Company failed to record the correct income tax expense, taxes payable and retained earnings due to improper identification of non-deductible expenses which were not detected because of not performing a reconciliation between the financial statements and tax returns. Such failure has resulted in the misstatements of “Taxes payable”, “Retained earnings” and “Accumulated other comprehensive loss” as of December 31, 2023 and 2022, and misstatements of “Income tax expense”, “Net income attributable to Tungray Technologies Inc”, and “Foreign currency translation adjustment” for the years ended December 31, 2023, 2022 and 2021; and b) the Company failed to take the purchase option into consideration for the finance lease and used the incorrect useful life for the assets amortization. Such failure has resulted in the misstatements of “Property and equipment, net”, “Retained earnings” and “Accumulated other comprehensive loss” as of December 31, 2023 and 2022, and misstatement of “Cost of revenue”, “Net income attributable to Tungray Technologies Inc” and “Foreign currency translation adjustment” for the years ended December 31, 2023, 2022 and 2021. The only changes to the Original Filing in this Amendment are those made to revise and correct the misstatements described above. Otherwise, this Amendment speaks as of the date of the Original Filing, and does not modify, amend or update any other item or disclosures in the Original Filing. As such, this Amendment does not reflect events occurring after the filing of the Original Filing or modify or update those disclosures affected by subsequent events. Accordingly, this Amendment should be read in conjunction with the Original Filing. The Company’s Chief Executive Officer and Chief Financial Officer are providing currently dated revised certifications as Exhibits 12.1, 12.2 and 13.1 in connection with this Amendment.
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,440,000
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,560,000
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Wanjun Yao
Contact Personnel Email Address	yao_lei@tungray.com.sg
Entity Address, Address Line One	#02-01
Entity Address, Address Line Two	31 Mandai Estate
Entity Address, Address Line Three	Innovation Place Tower 4
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	729933
City Area Code	+65
Local Phone Number	6636 9820